Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Component of Income Tax Expenses

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	15,571	12,839	639
Deferred tax recovery	(11,296)	(28,004)	(27,649)
Income tax expenses/(benefit)	4,275	(15,165)	(27,010)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31,
	2017	2018	2019
	%	%	%
PRC statutory tax rate	25.0	25.0	25.0
Effect of overseas tax-exempt entities	(15.5)	(15.9)	(8.1)
Effect of tax holidays	(3.1)	(3.0)	(6.3)
Effect of lower tax rate entities	(0.1)	(0.1)	0.1
Permanent book-tax differences	(0.5)	(0.2)	(0.4)
Changes in valuation allowance	(4.3)	(2.8)	(5.4)
Change of tax rate	(3.0)	0.0	0.0
Withholding tax	(0.3)	(0.1)	(0.1)
Effective tax rate	(1.8)	2.9	4.8

Schedule Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax assets
Education expense	10	8	8
Advertising expense	179	423	423
Provision for bad debt	7,186	9,665	30,345
Accrued expense	159	367	334
Charitable donation	910	2,046	2,046
Capitalized R&D in PRC tax return	13,160	13,160	13,160
Intangible assets under PRC Law	1,364	3,905	7,623
Loss carry-forward	28,747	65,448	98,884
Total deferred tax assets	51,715	95,022	152,823
Less: Valuation allowance	33,323	48,663	78,852
Total deferred tax assets, net	18,392	46,359	73,971
Intangible assets from acquisitions	249	212	175
Total deferred tax liabilities, net	249	212	175

Changes in Valuation Allowance

The changes in valuation allowance for the years ended December 31, 2017, 2018 and 2019 are as follows:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	22,909	33,323	48,663
Provision	10,414	15,340	30,189
Balance at end of the year	33,323	48,663	78,852